UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07154

Cohen & Steers Total Return Realty Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2014

Item 1. Schedule of Investments

COHEN & STEERS TOTAL RETURN REALTY FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

	Number of Shares	Value
COMMON STOCK 87.0%
CONSUMER—CYCLICAL 1.5%
APPAREL 0.6%
Hanesbrands	13,700	$1,471,928
VF Corp.	9,800	647,094
		2,119,022
MEDIA 0.7%
The Walt Disney Co.	26,400	2,350,392

SPECIALTY RETAIL 0.2%
Home Depot/The	6,900	633,006
TOTAL CONSUMER—CYCLICAL		5,102,420

CONSUMER—NON-CYCLICAL 1.8%
BEVERAGE 0.2%
PepsiCo	6,500	605,085

FOOD PRODUCTS 0.5%
Tyson Foods, Class A	46,564	1,833,225

RETAIL 1.1%
Costco Wholesale Corp.	10,100	1,265,732
CVS Caremark Corp.	32,300	2,570,757
		3,836,489
TOTAL CONSUMER—NON-CYCLICAL		6,274,799

ENERGY—OIL & GAS 2.0%
Devon Energy Corp.	15,900	1,084,062
EOG Resources	12,000	1,188,240
Exxon Mobil Corp.	47,682	4,484,492
		6,756,794
FINANCIAL 2.8%
BANKS 0.2%
Capital One Financial Corp.	11,000	897,820

DIVERSIFIED FINANCIAL SERVICES 2.4%
Ameriprise Financial	20,500	2,529,290
Citigroup	36,300	1,881,066
JPMorgan Chase & Co.	45,600	2,746,944
Morgan Stanley	29,951	1,035,406
		8,192,706

	Number of Shares	Value
INSURANCE 0.2%
Hartford Financial Services Group	16,200	$603,450
TOTAL FINANCIAL		9,693,976

HEALTH CARE 1.7%
BIOTECHNOLOGY 0.5%
Gilead Sciences(a)	15,300	1,628,685

HEALTH CARE PROVIDERS & SERVICES 0.8%
Universal Health Services, Class B	25,700	2,685,650

PHARMACEUTICAL 0.4%
Pfizer	54,400	1,608,608
TOTAL HEALTH CARE		5,922,943

INDUSTRIALS 1.5%
AUTO MANUFACTURERS 0.3%
PACCAR	17,700	1,006,688

DIVERSIFIED MANUFACTURING 0.2%
General Electric Co.	21,200	543,144

ELECTRICAL COMPONENT & EQUIPMENT 0.2%
TE Connectivity Ltd. (Switzerland)	9,600	530,784

MACHINERY 0.2%
Pentair PLC (Ireland)	13,200	864,468

ROAD & RAIL 0.4%
CSX Corp.	48,400	1,551,704

TRANSPORTATION 0.2%
United Parcel Service, Class B	5,800	570,082
TOTAL INDUSTRIALS		5,066,870

MATERIALS—CHEMICALS 0.3%
Eastman Chemical Co.	13,954	1,128,739

REAL ESTATE 71.1%
DIVERSIFIED 5.6%
American Assets Trust	113,637	3,746,612
AmREIT	79,057	1,815,939
Forest City Enterprises, Class A(a)	78,359	1,532,702
Gramercy Property Trust	269,205	1,550,621
Societe Fonciere Lyonnaise SA (France)	14,100	681,195
Vornado Realty Trust	97,408	9,736,904
		19,063,973

	Number of Shares	Value
FREE STANDING 0.7%
American Realty Capital Properties	213,732	$2,577,608

HEALTH CARE 6.3%
Aviv REIT	159,490	4,202,562
Health Care REIT	27,690	1,727,025
Healthcare Trust of America, Class A	117,682	1,365,111
Omega Healthcare Investors	120,395	4,116,305
Physicians Realty Trust	136,464	1,872,286
Ventas	134,839	8,353,276
		21,636,565
HOTEL 6.0%
Ashford Hospitality Prime	79,176	1,205,851
Belmond Ltd., Class A (Bermuda)(a)	129,764	1,513,048
DiamondRock Hospitality Co.	170,130	2,157,248
Hersha Hospitality Trust	188,014	1,197,649
Hilton Worldwide Holdings(a)	86,372	2,127,342
Host Hotels & Resorts	97,143	2,072,060
La Quinta Holdings(a)	68,597	1,302,657
Strategic Hotels & Resorts(a)	393,981	4,589,879
Sunstone Hotel Investors	319,862	4,420,493
		20,586,227
INDUSTRIALS 5.4%
First Industrial Realty Trust	115,763	1,957,552
Prologis	282,277	10,641,843
QTS Realty Trust, Class A	69,064	2,096,093
Rexford Industrial Realty	126,098	1,745,196
STAG Industrial	103,509	2,143,671
		18,584,355
OFFICE 13.7%
BioMed Realty Trust	203,635	4,113,427
Boston Properties	28,115	3,254,592
Brandywine Realty Trust	149,567	2,104,408
Corporate Office Properties Trust	119,927	3,084,523
Cousins Properties	83,373	996,307
Douglas Emmett	153,826	3,948,713
Empire State Realty Trust, Class A	215,474	3,236,420
Equity Commonwealth	136,671	3,513,811
Hudson Pacific Properties	51,801	1,277,413
Kilroy Realty Corp.	85,382	5,075,106

	Number of Shares	Value
Liberty Property Trust	88,300	$2,936,858
Mack-Cali Realty Corp.	41,909	800,881
Parkway Properties	201,572	3,785,522
PS Business Parks	8,903	677,874
SL Green Realty Corp.	82,097	8,318,068
		47,123,923
RESIDENTIAL 10.9%
APARTMENT 10.4%
American Homes 4 Rent, Class A	142,399	2,405,119
Apartment Investment & Management Co.	147,341	4,688,390
AvalonBay Communities	10,178	1,434,793
Equity Residential	216,531	13,333,979
Essex Property Trust	29,909	5,346,234
Home Properties	44,570	2,595,757
UDR	208,736	5,688,056
		35,492,328
MANUFACTURED HOME 0.5%
Sun Communities	35,425	1,788,962
TOTAL RESIDENTIAL		37,281,290

SELF STORAGE 5.0%
CubeSmart	268,881	4,834,480
Extra Space Storage	97,735	5,040,194
Public Storage	22,827	3,785,630
Sovran Self Storage	46,554	3,461,756
		17,122,060
SHOPPING CENTERS 16.9%
COMMUNITY CENTER 5.2%
Brixmor Property Group	123,312	2,744,925
Kimco Realty Corp.	102,956	2,255,766
Ramco-Gershenson Properties Trust	152,315	2,475,119
Regency Centers Corp.	86,645	4,664,100
Retail Properties of America, Class A	112,551	1,646,621
Washington Prime Group	69,441	1,213,829
Weingarten Realty Investors	85,612	2,696,778
		17,697,138
FREE STANDING 0.6%
Spirit Realty Capital	201,872	2,214,536

	Number of Shares	Value
REGIONAL MALL 11.1%
General Growth Properties	139,596	$3,287,486
Glimcher Realty Trust	328,546	4,448,513
Macerich Co. (The)	42,471	2,710,924
Pennsylvania REIT	79,992	1,595,040
Simon Property Group	138,883	22,835,143
Taubman Centers	41,566	3,034,318
		37,911,424
TOTAL SHOPPING CENTERS		57,823,098

SPECIALTY 0.6%
CyrusOne	86,218	2,072,681
TOTAL REAL ESTATE		243,871,780

TECHNOLOGY 3.4%
COMPUTERS 1.7%
Apple	25,000	2,518,750
Hewlett-Packard Co.	87,200	3,092,984
		5,611,734
SEMICONDUCTORS 1.1%
Avago Technologies Ltd. (Singapore)	44,700	3,888,900

SOFTWARE 0.6%
Microsoft Corp.	42,200	1,956,392
TOTAL TECHNOLOGY		11,457,026

TELECOMMUNICATION SERVICES 0.4%
AT&T	38,900	1,370,836

UTILITIES—ELECTRIC UTILITIES 0.5%
NextEra Energy	19,100	1,793,108
TOTAL COMMON STOCK (Identified cost—$228,120,794)		298,439,291

PREFERRED SECURITIES—$25 PAR VALUE 11.6%
BANKS—FOREIGN 0.1%
National Westminster Bank PLC, 7.76%, Series C (United Kingdom)	13,358	345,705

INSURANCE—MULTI-LINE—FOREIGN 0.1%
ING Groep N.V., 7.375% (Netherlands)	15,000	383,250

REAL ESTATE 11.4%
DIVERSIFIED 3.5%
Colony Financial, 8.50%, Series A	49,220	1,325,987

	Number of Shares	Value
DuPont Fabros Technology, 7.875%, Series A	20,000	$518,200
DuPont Fabros Technology, 7.625%, Series B	40,000	1,028,000
Lexington Realty Trust, 6.50%, Series C ($50 Par Value)	11,300	535,846
National Retail Properties, 6.625%, Series D	84,000	2,173,920
National Retail Properties, 5.70%, Series E	24,000	572,400
NorthStar Realty Finance Corp., 8.50%, Series D	17,500	437,325
NorthStar Realty Finance Corp., 8.75%, Series E	73,800	1,861,974
PS Business Parks, 5.75%, Series U	55,139	1,259,926
Urstadt Biddle Properties, 7.125%, Series F	20,000	520,400
Vornado Realty Trust, 6.625%, Series G	35,000	894,250
Vornado Realty Trust, 6.625%, Series I	30,796	785,298
		11,913,526
HOTEL 1.7%
Ashford Hospitality Trust, 8.45%, Series D	19,350	489,168
Ashford Hospitality Trust, 9.00%, Series E	20,000	542,800
Chesapeake Lodging Trust, 7.75%, Series A	20,000	527,700
Hersha Hospitality Trust, 8.00%, Series B	45,000	1,183,500
Hospitality Properties Trust, 7.125%, Series D	38,600	988,932
LaSalle Hotel Properties, 6.375%, Series I	25,000	613,250
Pebblebrook Hotel Trust, 7.875%, Series A	35,000	902,475
Sunstone Hotel Investors, 8.00%, Series D	25,000	675,625
		5,923,450
INDUSTRIALS 0.3%
First Potomac Realty Trust, 7.75%, Series A	15,000	393,075
Monmouth Real Estate Investment Corp., 7.875%, Series B	20,000	525,600
		918,675
OFFICE 1.3%
American Realty Capital Properties, 6.70%, Series F	152,647	3,529,198
Corporate Office Properties Trust, 7.375%, Series L	28,428	733,727
Hudson Pacific Properties, 8.375%, Series B	8,500	218,875
		4,481,800
RESIDENTIAL 0.5%
APARTMENT 0.1%
Apartment Investment & Management Co., 6.875%	21,350	547,628

MANUFACTURED HOME 0.4%
Campus Crest Communities, 8.00%, Series A	24,650	617,482

	Number of Shares	Value
Equity Lifestyle Properties, 6.75%, Series C	23,971	$623,606
		1,241,088
TOTAL RESIDENTIAL		1,788,716

SELF STORAGE 0.6%
Public Storage, 6.35%, Series R	50,000	1,284,500
Public Storage, 6.375%, Series Y	34,000	874,820
		2,159,320
SHOPPING CENTERS 3.3%
COMMUNITY CENTER 1.0%
Cedar Realty Trust, 7.25%, Series B	20,000	523,000
DDR Corp., 6.50%, Series J	45,200	1,140,848
Kimco Realty Corp., 6.90%, Series H	60,000	1,581,000
Kite Realty Group Trust, 8.25%, Series A	10,000	263,800
		3,508,648
FREE STANDING 0.3%
Realty Income Corp., 6.625%, Series F	36,479	953,926

REGIONAL MALL 2.0%
CBL & Associates Properties, 7.375%, Series D	63,830	1,627,665
General Growth Properties, 6.375%, Series A	50,000	1,230,000
Glimcher Realty Trust, 8.125%, Series G	79,989	2,026,121
Glimcher Realty Trust, 7.50%, Series H	19,000	492,860
Pennsylvania REIT, 8.25%, Series A	25,000	661,250
Taubman Centers, 6.50%, Series J	33,470	843,779
		6,881,675
TOTAL SHOPPING CENTERS		11,344,249

SPECIALTY 0.2%
Digital Realty Trust, 7.375%, Series H	23,000	599,150
TOTAL REAL ESTATE		39,128,886
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$38,531,735)		39,857,841

PREFERRED SECURITIES—CAPITAL SECURITIES 0.8%
BANKS 0.2%
Farm Credit Bank of Texas, 10.00%, Series I	500	626,406

BANKS—FOREIGN 0.4%
Banco Bilbao Vizcaya Argentaria SA, 9.00% (Spain)	400,000	426,000
Credit Agricole SA, 7.875%, 144A (France)(b)	400,000	405,250

	Number of Shares	Value
Dresdner Funding Trust I, 8.151%, due 6/30/31, 144A (Germany)(b)	500,000	$592,500
		1,423,750
INSURANCE—LIFE/HEALTH INSURANCE—FOREIGN 0.2%
La Mondiale Vie, 7.625% (France)	500,000	550,000
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$2,352,940)		2,600,156

	Principal Amount
CORPORATE BONDS
INSURANCE-PROPERTY CASUALTY 0.1%
Liberty Mutual Insurance, 7.697%, due 10/15/97, 144A(b)	$375,000	445,800
TOTAL CORPORATE BONDS (Identified cost—$345,007)		445,800

		Number of Shares
SHORT-TERM INVESTMENTS 0.1%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, 0.00%(c)		400,000	400,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$400,000)			400,000
TOTAL INVESTMENTS (Identified cost—$269,750,476)	99.6%		341,743,088
OTHER ASSETS IN EXCESS OF LIABILITIES	0.4		1,332,333
NET ASSETS (Equivalent to $13.13 per share based on 26,135,469 shares of common stock outstanding)	100.0%		$343,075,421

Glossary of Portfolio Abbreviations

REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the Fund.

(a)      Non-income producing security.

(b)      Resale is restricted to qualified institutional investors. Aggregate holdings equal 0.4% of the net assets of the Fund, of which 0.0% are illiquid.

(c)       Rate quoted represents the annualized seven-day yield of the Fund.

Cohen & Steers Total Return Realty Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued at the average of the quoted bid and ask prices as of the close of business. Over-the-counter options are valued based upon prices provided by the respective counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures

Cohen & Steers Total Return Realty Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an

Cohen & Steers Total Return Realty Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 securities as of September 30, 2014.

The following is a summary of the inputs used as of September 30, 2014 in valuing the Fund’s investments carried at value:

		Quoted Prices In Active Markets for Identical Investments	Other Significant Observable Inputs	Significant Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Common Stock	$298,439,291	$298,439,291	$—	$—
Preferred Securities - $25 Par Value	39,857,841	39,857,841	—	—
Preferred Securities - Capital Securities	2,600,156	—	2,600,156	—
Corporate Bonds	445,800	—	445,800	—
Money Market Funds	400,000	—	400,000	—
Total Investments(a)	$341,743,088	$338,297,132	$3,445,956	$—

(a) Portfolio holdings are disclosed individually on the Schedule of Investments.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

Total Investments in Securities
Balance as of December 31, 2013	$630,194
Change in unrealized appreciation (depreciation)	50,828
Transfers out of Level 3(a)	(681,022)
Balance as of September 30, 2014	$—

(a) As of December 31, 2013, the Fund used significant unobservable inputs in determining the value of this investment. As of September 30, 2014, the Fund used a quoted price in determining the value of the same investment, which resulted from the expiration of a lockup on these shares on March 25, 2014.

Cohen & Steers Total Return Realty Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Note 2.   Derivative Instruments

Options:  The Fund writes covered call options on securities and may write put or call options on an index and put options on securities with the intention of earning option premiums. Option premiums may increase the Fund’s realized gains and therefore may help increase distributable income. When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded on the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund.  If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying index or security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Transactions in written options for the nine months ended September 30, 2014, were as follows:

	Number
	of Contracts	Premiums
Options outstanding at December 31, 2013	545	$10,982
Options expired	(545)	(10,982)
Options outstanding at September 30, 2014	—	$—

Note 3.   Income Tax Information

As of September 30, 2014, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$269,750,476
Gross unrealized appreciation	$74,420,835
Gross unrealized depreciation	(2,428,223)
Net unrealized appreciation	$71,992,612

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS TOTAL RETURN REALTY FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: November 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin		By:	/s/ James Giallanza
	Name: Adam M. Derechin			Name: James Giallanza
	Title:	President and Principal Executive Officer		Title:	Treasurer and Principal Financial Officer

Date: November 25, 2014